Condensed Financial Information of Global-Tech - Condensed Statements of Operations and Comprehensive Income (Parenthetical) (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Release of unrealized loss on available-for-sale investments, tax, upon disposal	$ 0
Unrealized gain on available-for-sale investments, tax	0	0	0
Global-Tech [Member]
Condensed Financial Statements, Captions [Line Items]
Release of unrealized loss on available-for-sale investments, tax, upon disposal	0	0	0
Unrealized gain on available-for-sale investments, tax	$ 0	$ 0	$ 0